Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Impairments of Ships (Details) $ in Billions	12 Months Ended
Nov. 30, 2020 USD ($)
NAA Segment
Property, Plant and Equipment [Line Items]
Ship impairment charges	$ 1.5
EA Segment
Property, Plant and Equipment [Line Items]
Ship impairment charges	$ 0.3